SCHEDULE OF REVENUE GEOGRAPHY (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue by region	$ 353,981	$ 200,743
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue by region	320,492	176,489
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue by region	$ 33,489	$ 24,254